Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Loss for the year	$ (28,695,041)	$ (35,131,015)	$ (107,983,475)
Adjustments for:
Depreciation	768,101	641,621	384,126
Share-based payments	4,905,812	3,189,808	3,292,877
Impairment of right-of-use asset		75,407
Gain on sale of assets			(238,907)
Loss on disposal of assets	11,966		51,106
Accrued employee termination expenses			373,171
Accretion on collaboration, license and settlement agreement provision	157,994	298,849	4,129,758
Unrealized (gain)/loss on warrants, derivative liability warrants and convertible notes	(8,528,255)	3,235,591	814,827
Realized loss on exercise or conversion of warrants, derivative Liability warrants and convertible notes	(814,083)	1,692,628	28,003,594
Amortization of deferred loss	3,494,501		46,894,189
Non-cash legal costs from financing activity	1,565,224
Write-down accounts receivable		64,600	489,449
Income tax (recovery)/expense	(524,057)	28,793	107,093
Interest income and expenses	(358,078)	(56,000)	(183,065)
Cash applied to operating activities before change in non-cash working capital	(28,015,916)	(25,959,718)	(23,865,257)
Net change in non-cash working capital items:
Accounts receivable	(271,361)	(133,153)	198,331
Inventory	(220,822)	(359,908)	139,814
Research and development supplies	504,467	662,201	(59,393)
Prepaid expenses and other assets	(75,429)	(167,336)	282,091
Accounts payable and accrued liabilities	(704,587)	3,979,669	504,655
Payment of amounts due on collaboration, license and settlement agreements	(1,250,000)	(2,150,000)
Net change in non-cash working capital	(2,017,732)	1,831,473	1,065,498
Income tax and Interest paid and received:
Income tax (paid)/recovered	524,057	(28,793)	183,065
Interest (paid)/received	67,735	184,912	(178,054)
Total of income tax, interest paid and received	591,792	156,119	5,011
Net cash applied to operating activities	(29,441,856)	(23,972,126)	(22,794,748)
INVESTING ACTIVITIES
(Increase)/decrease in restricted cash	(7,586)	(23,138)	38,524
Purchase of property and equipment	(341,767)	(243,501)	(190,382)
Proceeds from sale of assets			865,610
Net cash (applied to)/from investing activities	(349,353)	(266,639)	713,752
FINANCING ACTIVITIES
Proceeds from public offering net of share issuance costs	35,397,547	8,118,030
Proceeds from private placement	5,000,000	11,483,496
Proceeds from exercise of warrants	4,973,035	1,200,400	13,816,648
Proceeds from government assistance	1,328,338
Proceeds from exercise of options	204
Repayment of 2017 convertible note	(2,897,000)
Repayment of 2019 convertible note	(4,877,225)
Interest payment on 2019 convertible note	(940,451)
Payment of lease obligation	(550,212)	(513,137)
Net cash from financing activities	37,434,236	20,288,789	13,816,648
NET CHANGE IN CASH AND CASH EQUIVALENTS	7,643,027	(3,949,976)	(8,264,348)
CASH AND CASH EQUIVALENTS
Beginning of the year	5,292,833	9,242,809	17,507,157
End of the year	12,935,860	5,292,833	9,242,809
Represented by:
Cash and cash equivalents	$ 12,935,860	$ 5,292,833	$ 9,242,809